Note 11 - Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Liabilities [Table Text Block]
	2012	2011

Accrued interest payable	$492	$645
Other	1,516	1,468

Total	$2,008	$2,113